Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and its relationship to certain Company performance for the fiscal years listed below.
The Pay versus Performance table below summarizes the compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021 and 2022 calendar years.
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(2)	Value of Initial Fixed $100 Invested on 12/31/19:		Midland Net Income (in millions)	Midland Adjusted Earnings Per Share (EPS)(5)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)
2022	$1,777,733	$1,851,719	$825,247	$857,590	$106.74	$107.95	$99.03	$3.79
2021	$1,581,174	$1,806,916	$805,976	$903,099	$95.30	$119.79	$81.32	$3.65
2020	$1,027,328	$756,598	$547,076	$431,468	$65.66	$89.23	$22.54	$1.70

(1)
Mr. Ludwig has served as the Company’s CEO, and Messrs. Mefford, Tucker, Lemke and Stewart were the Non-CEO NEOs, for all three years covered in the table. The dollar amounts reported are total compensation in the Summary Compensation Table for the CEO and the average for Non-CEO NEOs for each reported fiscal year.

(2)
The dollar amounts reported represent “compensation actually paid,” as calculated in accordance with SEC rules.

(3)
The Company’s 2022 total shareholder return as of December 31, 2022, as provided by S&P Cap IQ.

(4)
Reflects the cumulative total shareholder return of the S&P Small Cap 600 Banks Index. This is the peer group used by the Company as reflected in its Annual Report on Form 10-K for the year ended December 31, 2022.

(5)
Adjusted earnings per share (or “EPS”) is the Company-Selected Measure. For further detail, see the “Compensation Discussion and Analysis” section in this proxy statement.

Calculation of Compensation Actually Paid (CAP)
To calculate the amounts of “compensation actually paid” (or “CAP”) to our CEO and Non-CEO NEOs, as reflected in the table above, the following adjustments were made to total compensation as reported in the Summary Compensation Table for each covered year.
	2022		2021		2020
	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$1,777,733	825,247	1,581,174	805,976	1,027,328	547,076
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Tab	$(519,544)	$(209,806)	$(372,512)	$(166,691)	$(194,419)	$(84,640)
Year-end fair value of unvested awards granted in the current year	$507,892	$205,100	$359,182	$160,726	$234,115	$101,922
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$14,747	$6,515	$113,472	$48,747	$(211,653)	$(90,200)
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$24,677	$10,658	$78,194	$33,674	$(138,685)	$(59,867)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$46,215	$19,876	$47,406	$20,668	$39,912	$17,178
Total Adjustments for Equity Awards	$73,986	$32,343	$225,742	$97,123	$(270,730)	$(115,608)
Compensation Actually Paid (as calculated)	$1,851,719	$857,590	$1,806,916	$903,099	$756,598	$431,468

Company Selected Measure Name	Adjusted Earnings Per Share (EPS)
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Ludwig has served as the Company’s CEO, and Messrs. Mefford, Tucker, Lemke and Stewart were the Non-CEO NEOs, for all three years covered in the table. The dollar amounts reported are total compensation in the Summary Compensation Table for the CEO and the average for Non-CEO NEOs for each reported fiscal year.

Peer Group Issuers, Footnote [Text Block]
(4)
Reflects the cumulative total shareholder return of the S&P Small Cap 600 Banks Index. This is the peer group used by the Company as reflected in its Annual Report on Form 10-K for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 1,777,733	$ 1,581,174	$ 1,027,328
PEO Actually Paid Compensation Amount	$ 1,851,719	1,806,916	756,598
Adjustment To PEO Compensation, Footnote [Text Block]
Calculation of Compensation Actually Paid (CAP)
To calculate the amounts of “compensation actually paid” (or “CAP”) to our CEO and Non-CEO NEOs, as reflected in the table above, the following adjustments were made to total compensation as reported in the Summary Compensation Table for each covered year.
	2022		2021		2020
	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$1,777,733	825,247	1,581,174	805,976	1,027,328	547,076
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Tab	$(519,544)	$(209,806)	$(372,512)	$(166,691)	$(194,419)	$(84,640)
Year-end fair value of unvested awards granted in the current year	$507,892	$205,100	$359,182	$160,726	$234,115	$101,922
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$14,747	$6,515	$113,472	$48,747	$(211,653)	$(90,200)
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$24,677	$10,658	$78,194	$33,674	$(138,685)	$(59,867)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$46,215	$19,876	$47,406	$20,668	$39,912	$17,178
Total Adjustments for Equity Awards	$73,986	$32,343	$225,742	$97,123	$(270,730)	$(115,608)
Compensation Actually Paid (as calculated)	$1,851,719	$857,590	$1,806,916	$903,099	$756,598	$431,468

Non-PEO NEO Average Total Compensation Amount	$ 825,247	805,976	547,076
Non-PEO NEO Average Compensation Actually Paid Amount	$ 857,590	903,099	431,468
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Calculation of Compensation Actually Paid (CAP)
To calculate the amounts of “compensation actually paid” (or “CAP”) to our CEO and Non-CEO NEOs, as reflected in the table above, the following adjustments were made to total compensation as reported in the Summary Compensation Table for each covered year.
	2022		2021		2020
	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$1,777,733	825,247	1,581,174	805,976	1,027,328	547,076
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Tab	$(519,544)	$(209,806)	$(372,512)	$(166,691)	$(194,419)	$(84,640)
Year-end fair value of unvested awards granted in the current year	$507,892	$205,100	$359,182	$160,726	$234,115	$101,922
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$14,747	$6,515	$113,472	$48,747	$(211,653)	$(90,200)
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$24,677	$10,658	$78,194	$33,674	$(138,685)	$(59,867)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$46,215	$19,876	$47,406	$20,668	$39,912	$17,178
Total Adjustments for Equity Awards	$73,986	$32,343	$225,742	$97,123	$(270,730)	$(115,608)
Compensation Actually Paid (as calculated)	$1,851,719	$857,590	$1,806,916	$903,099	$756,598	$431,468

Compensation Actually Paid vs. Net Income [Text Block]
CAP and the Company’s Net Income
The below table shows the CEO and Average NEO compensation on a CAP basis relative to the Company’s net income. The Company does not use net income to determine compensation levels or incentive plan payouts. We use earnings per share as a measure in our short-term incentive plan and there is a good correlation between these two measures.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship between the CAP and Adjusted EPS metric The below table shows the CEO and Average NEO compensation on a CAP basis relative to the Company-Selected Metric — Adjusted EPS.
Total Shareholder Return Vs Peer Group [Text Block]
CAP and Cumulative TSR / Cumulative TSR of the Peer Group
The below table shows the CEO and Average NEO compensation on a CAP basis relative to the S&P Small Cap 600 Banks Index utilized in the Company’s Annual Report on Form 10-K and the Company’s TSR. The Company does not use TSR to determine compensation level or incentive plan payouts.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in the CD&A, a substantial portion our NEOs’ compensation is directly linked to the achievement of financial and operational metrics, as well as other strategic goals with rigorous targets that align with the Company’s business strategy, compensation philosophy, shareholder interests and most importantly, our long-term goals. In addition to the Pay versus Performance table above, the following is a tabular list of the most important financial measures we use to link “compensation actually paid” to our CEO and Non-CEO NEOs for the most recently completed fiscal year. The Company-Selected Measure is denoted with an asterisk.
List of Performance Measures

Financial

Adjusted EPS*
Pre-Tax Pre-Provision Profit (PTPP)
Revenue

Total Shareholder Return Amount	$ 106.74	95.3	65.66
Peer Group Total Shareholder Return Amount	107.95	119.79	89.23
Net Income (Loss)	$ 99,030,000.00	$ 81,320,000	$ 22,540,000
Company Selected Measure Amount	3.79	3.65	1.7
PEO Name	Mr. Ludwig	Mr. Ludwig	Mr. Ludwig
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]	(5) Adjusted earnings per share (or “EPS”) is the Company-Selected Measure. For further detail, see the “Compensation Discussion and Analysis” section in this proxy statement.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Pre-Provision Profit (PTPP)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Equity Awards Adjustments for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (519,544)	$ (372,512)	$ (194,419)
PEO [Member] | Equity Awards Adjustments for Year-end fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	507,892	359,182	234,115
PEO [Member] | Equity Awards Adjustments for Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,747	113,472	(211,653)
PEO [Member] | Equity Awards Adjustments, Difference for Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,677	78,194	(138,685)
PEO [Member] | Equity Awards Adjustments Dividends or Dividend Equivalents Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	46,215	47,406	39,912
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	73,986	225,742	(270,730)
Non-PEO NEO [Member] | Equity Awards Adjustments for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(209,806)	(166,691)	(84,640)
Non-PEO NEO [Member] | Equity Awards Adjustments for Year-end fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	205,100	160,726	101,922
Non-PEO NEO [Member] | Equity Awards Adjustments for Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,515	48,747	(90,200)
Non-PEO NEO [Member] | Equity Awards Adjustments, Difference for Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,658	33,674	(59,867)
Non-PEO NEO [Member] | Equity Awards Adjustments Dividends or Dividend Equivalents Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,876	20,668	17,178
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 32,343	$ 97,123	$ (115,608)